Estimates, Significant Accounting Policies and Balance Sheet Detials (Other Current Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
ESTIMATES, SIGNIFICANT ACCOUNTING POLICIES AND BALANCE SHEET DETAIL
Deposits paid to vendors	$ 74	$ 74
Income taxes receivable	128	291
Prepaid expenses and other	224	167
Total other current assets	$ 426	$ 532